Federated Hermes U.S. Strategic Dividend ETF
Portfolio of Investments
July 31, 2023 (unaudited)
Shares		Value
	COMMON STOCKS—99.4%
	Communication Services—8.2%
100,918	AT&T, Inc.	$1,465,330
24,616	Comcast Corp., Class A	1,114,120
23,822	Interpublic Group of Cos., Inc.	815,427
51,238	Verizon Communications, Inc.	1,746,191
	TOTAL	5,141,068
	Consumer Discretionary—2.5%
12,710	Best Buy Co., Inc.	1,055,566
3,072	Darden Restaurants, Inc.	518,922
	TOTAL	1,574,488
	Consumer Staples—18.1%
2,962	Clorox Co.	448,684
34,416	Conagra Brands, Inc.	1,129,189
17,419	Kimberly-Clark Corp.	2,248,793
3,587	PepsiCo, Inc.	672,419
27,166	Philip Morris International, Inc.	2,708,993
7,936	Target Corp.	1,083,026
19,791	The Coca-Cola Co.	1,225,657
12,104	Tyson Foods, Inc., Class A	674,435
38,361	Walgreens Boots Alliance, Inc.	1,149,679
	TOTAL	11,340,875
	Energy—6.2%
6,749	Chevron Corp.	1,104,541
6,635	EOG Resources, Inc.	879,337
5,620	Exxon Mobil Corp.	602,689
38,336	Williams Cos., Inc.	1,320,675
	TOTAL	3,907,242
	Financials—13.2%
98,070	Huntington Bancshares, Inc.	1,200,377
15,820	JPMorgan Chase & Co.	2,498,927
11,785	PNC Financial Services Group, Inc.	1,613,248
35,019	Truist Financial Corp.	1,163,331
44,757	U.S. Bancorp	1,775,958
	TOTAL	8,251,841
	Health Care—13.9%
5,048	AbbVie, Inc.	755,080
9,795	Amgen, Inc.	2,293,499
10,225	Bristol-Myers Squibb Co.	635,893
11,354	Gilead Sciences, Inc.	864,494
9,210	Johnson & Johnson	1,542,951
11,793	Medtronic PLC	1,034,954
43,356	Pfizer, Inc.	1,563,417
	TOTAL	8,690,288
	Industrials—6.8%
1,158	Lockheed Martin Corp.	516,897
3,952	Paychex, Inc.	495,857
14,720	Stanley Black & Decker, Inc.	1,461,254

Shares		Value
	COMMON STOCKS—continued
	Industrials—continued
9,515	United Parcel Service, Inc.	$1,780,542
	TOTAL	4,254,550
	Information Technology—5.2%
28,115	Cisco Systems, Inc.	1,463,105
29,480	Corning, Inc.	1,000,551
4,580	Texas Instruments, Inc.	824,400
	TOTAL	3,288,056
	Materials—4.0%
81,396	Amcor PLC	835,123
16,805	LyondellBasell Industries N.V.	1,661,342
	TOTAL	2,496,465
	Real Estate—2.0%
28,910	NNN REIT, Inc.	1,233,879
	Utilities—19.3%
14,335	American Electric Power Co., Inc.	1,214,748
29,131	Dominion Energy, Inc.	1,559,965
22,035	Duke Energy Corp.	2,062,917
7,730	Entergy Corp.	793,871
22,272	Evergy, Inc.	1,335,652
35,513	PPL Corp.	977,673
19,460	Public Service Enterprises Group, Inc.	1,228,315
29,878	Southern Co.	2,161,374
8,748	WEC Energy Group, Inc.	786,095
	TOTAL	12,120,610
	TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $63,401,814)	62,299,362
	OTHER ASSETS AND LIABILITIES - NET—0.6%[1]	361,871
	TOTAL NET ASSETS—100%	$62,661,233
1
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser's valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its

NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund's Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2023, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust